Provisions (Detail 2) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Provisions [Table]
Provisions Other Than Provisions For Expected Credit Losses	$ 3,215	$ 3,192	$ 3,256
Litigation, regulatory and similar matters
Provisions [Table]
Provisions Other Than Provisions For Expected Credit Losses	2,798	2,758	2,798
Litigation, regulatory and similar matters | Global Wealth Management
Provisions [Table]
Provisions Other Than Provisions For Expected Credit Losses	1,289	1,309	1,338
Litigation, regulatory and similar matters | Personal & Corporate Banking
Provisions [Table]
Provisions Other Than Provisions For Expected Credit Losses	168	176	181
Litigation, regulatory and similar matters | Asset Management
Provisions [Table]
Provisions Other Than Provisions For Expected Credit Losses	8	8	8
Litigation, regulatory and similar matters | Investment Bank
Provisions [Table]
Provisions Other Than Provisions For Expected Credit Losses	387	307	310
Litigation, regulatory and similar matters | Group Functions
Provisions [Table]
Provisions Other Than Provisions For Expected Credit Losses	946	958	962
Restructuring
Provisions [Table]
Provisions Other Than Provisions For Expected Credit Losses	114	125	137
Other
Provisions [Table]
Provisions Other Than Provisions For Expected Credit Losses	$ 302	$ 310	$ 321